[PROTECTIVE LETTERHEAD]

Steve M. Callaway

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3804

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 3, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
ProtectiveValues Advantage Variable Annuity
Filing Pursuant to Rule 497(j) for
File No. 333-113070; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus and the Statement of Additional Information being used in connection with the offering of the “ProtectiveValues Advantage Variable Annuity”, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 6 for Protective Variable Annuity Separate Account as filed with the Commission on April 28, 2006 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ STEVE M. CALLAWAY

Steve M. Callaway